Note 2 - Summary of Significant Accounting Policies 2 (Details Textual) - Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01	Dec. 31, 2021
Revenue, Remaining Performance Obligation, Percentage	76.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period (Month)	12 months